Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: September 11, 2019

Payment Date	9/16/2019
Collection Period Start	8/1/2019
Collection Period End	8/31/2019
Interest Period Start	8/15/2019
Interest Period End	9/15/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$125,177,622.84	$37,792,324.29	$87,385,298.55	0.367165	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,112,707,622.84	$37,792,324.29	$1,074,915,298.55

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,137,844,057.90	$1,099,278,979.32	0.879423
YSOC Amount	$22,072,600.01	$21,299,845.72
Adjusted Pool Balance	$1,115,771,457.89	$1,077,979,133.60
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$125,177,622.84	2.50668%	ACT/360	$278,915.77
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,112,707,622.84			$2,389,086.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,137,844,057.90	$1,099,278,979.32
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,115,771,457.89	$1,077,979,133.60
Number of Receivable Outstanding	63,257	62,260
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	55	54

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,336,482.13
Principal Collections	$38,489,104.49
Liquidation Proceeds	$63,471.54
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$42,889,058.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$42,889,058.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$948,203.38	$948,203.38	$—	$—	$41,940,854.78
Interest - Class A-1 Notes	$278,915.77	$278,915.77	$—	$—	$41,661,939.01
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$40,780,439.01
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$39,922,855.67
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$39,656,999.67
First Allocation of Principal	$—	$—	$—	$—	$39,656,999.67
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$39,614,702.67
Second Allocation of Principal	$10,208,489.24	$10,208,489.24	$—	$—	$29,406,213.43
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,375,972.10
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$17,115,972.10
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$17,083,278.77
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,823,278.77
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,823,278.77
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,759,443.71
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,759,443.71
Remaining Funds to Certificates	$1,759,443.71	$1,759,443.71	$—	$—	$—
Total	$42,889,058.16	$42,889,058.16	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,072,600.01
Increase/(Decrease)	$(772,754.29)
Ending YSOC Amount	$21,299,845.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,115,771,457.89	$1,077,979,133.60
Note Balance	$1,112,707,622.84	$1,074,915,298.55
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	18	$75,974.09
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	27	$63,471.54
Monthly Net Losses (Liquidation Proceeds)			$12,502.55
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.04%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.05%
Cumulative Net Losses for All Periods			$196,998.54
Cumulative Net Loss Ratio			0.02%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	75	$1,423,398.78
60-89 Days Delinquent	0.03%	16	$380,273.38
90-119 Days Delinquent	0.01%	4	$103,616.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.17%	95	$1,907,288.96

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$41,164.16
Total Repossessed Inventory	5	$79,006.01

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	20	$483,890.18
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.00%
Second Preceding Collection Period		0.01%
Preceding Collection Period		0.02%
Current Collection Period		0.04%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No